Note 3. Stockholders' Equity: Schedule of Assumptions for Fair Value Measurement (Details)	12 Months Ended
Nov. 30, 2018 USD ($) $ / shares
Details
Share Price	$ 0.10
Fair Value Assumptions, Exercise Price	$ 1.00
Fair Value Assumptions, Expected Term	9 months
Fair Value Assumptions, Risk Free Interest Rate	0.0244
Value | $	$ 879